Convertible Notes Related Parties - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2015	May. 31, 2015
Debt Instrument [Line Items]
Interest expense related to accrued interest and amortization of debt discount		$ 39,000	$ 39,000
Related Party | Warrant
Debt Instrument [Line Items]
Aggregate fair value of warrants	$ 474,000	474,000	$ 474,000
Fair value assumptions, expected term			5 years
Fair value assumptions, expected volatility			80.00%
Fair value assumptions, dividend yield			0.00%
Related Party | Warrant | Minimum
Debt Instrument [Line Items]
Fair value assumptions, risk-free interest rate			0.11%
Related Party | Warrant | Maximum
Debt Instrument [Line Items]
Fair value assumptions, risk-free interest rate			0.18%
Related Party | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount of convertible promissory notes issued and sold	$ 1,900,000	$ 1,900,000	$ 1,900,000	$ 1,900,000
Convertible debt interest rate	12.00%	12.00%	12.00%
Debt instrument maturity period	1 year
Warrants exercisable percentage	25.00%	25.00%	25.00%
Warrants purchase percentage			0.10%
Related Party | Convertible Notes Payable | Minimum
Debt Instrument [Line Items]
Aggregate cash proceeds from issuance of debt	$ 3,000,000
Related Party | Convertible Notes Payable | Series E Preferred Stock
Debt Instrument [Line Items]
Preferred stock conversion rate per share	$ 1.2706	$ 1.2706	$ 1.2706